Fair Value Measurements - Fair Value Liabilities Measured On Recurring Basis (Parenthetical) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants and/or earn-out outstanding	$ 12,166
Warrants and Seller's Earn-Out
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of warrants and/or earn-out outstanding		$ 0